LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Long-term Debt, Excluding Current Maturities [Abstract]
First year	$ 300
Second year	294
Third year	94
Fourth year
Total long-term debt	$ 688